Retirement Plans and Postretirement Benefit Plans Postretirement Benefit Plans (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Plan settlements			$ (27.9)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan settlements			(27.9)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net periodic benefit cost				$ 32.9	$ 22.5	$ 40.2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 Asset Value, Beginning of Period			44.7	44.7
Interest income				0.8
Dividend income				0.5
Unrealized gains				0.3
Realized losses				(0.1)
Administrative expenses and charges				(0.1)
Claims paid				(5.9)
Level 3 Asset Value, End of Period		$ 40.2		40.2	44.7
Postretirement Plan, Expected Future Benefit Payments, Next Twelve Months		11.4		11.4
Postretirement Plan, Expected Future Benefit Payments, Year Two		11.5		11.5
Postretirement Plan, Expected Future Benefit Payments, Year Three		11.6		11.6
Postretirement Plan, Expected Future Benefit Payments in Year Four		11.6		11.6
Postretirement Plan, Expected Future Benefit Payments, Year Five		11.7		11.7
Postretirement Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		48.6		48.6
Postemployment Benefits Liability		2.5		2.5	2.4
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			672.2	672.2	680.0
Service cost				15.5	15.8	16.1
Interest cost				26.2	25.5	26.1
Plan settlements				(50.2)	0.0
Actuarial gains (losses)				38.6	4.7
Benefit Obligation, Ending		687.5		687.5	672.2	680.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			595.9	595.9	581.7
Actual return on plans' assets				84.4	48.0
Employer contributions				20.0	20.0
Plan settlements				(50.2)	0.0
Fair Value of Plan Assets, Ending		635.3		635.3	595.9	581.7
Funded Status of Plan		(52.2)		(52.2)	(76.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				15.5	15.8	16.1
Interest cost				26.2	25.5	26.1
Expected return on plan assets				(42.6)	(41.5)	(46.0)
Amortization of unrecognized prior service cost	[1]			(0.1)	(0.1)	0.4
Settlement		$ 15.3		15.3	0.0	21.7
Net periodic benefit cost				31.7	16.2	36.3
Amount paid by unconsolidated affiliates				4.3	5.1	4.2
Net Periodic Benefit Cost, Net of Unconsolidated Affiliates	[2]			27.4	11.1	32.1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Capitalized Portion of Net Periodic Benefit Cost				$ 4.4	$ 4.0	$ 5.0
Assumptions Used Calculating Benefit Obligation, Discount Rate		3.60%		3.60%	4.00%	4.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				7.50%	7.50%	7.50%
Defined Benefit Plan, Benefit Obligation, Benefits Paid				$ (14.8)	$ (53.8)
Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning					0.0
Fair Value of Plan Assets, Ending						$ 0.0
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			215.9	215.9	225.3
Service cost				0.6	0.8	1.5
Interest cost				7.2	9.5	10.3
Plan settlements				(28.1)	0.0
Actuarial gains (losses)				5.6	(7.6)
Benefit Obligation, Ending		$ 149.4		149.4	215.9	225.3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			53.1	53.1	55.3
Actual return on plans' assets				2.8	2.0
Employer contributions				34.6	7.9
Plan settlements				(28.1)	0.0
Fair Value of Plan Assets, Ending		50.2		50.2	53.1	55.3
Funded Status of Plan		$ (99.2)		(99.2)	(162.8)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				0.6	0.8	1.5
Interest cost				7.2	9.5	10.3
Expected return on plan assets				(2.2)	(2.3)	(2.4)
Amortization of unrecognized prior service cost	[1]			(3.5)	(8.8)	(16.5)
Settlement				0.6	0.0	0.0
Net periodic benefit cost				4.7	1.8	6.8
Amount paid by unconsolidated affiliates				0.3	0.2	1.3
Net Periodic Benefit Cost, Net of Unconsolidated Affiliates	[2]			4.4	1.6	5.5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Capitalized Portion of Net Periodic Benefit Cost				$ 1.2	$ 0.8	$ 1.9
Assumptions Used Calculating Benefit Obligation, Discount Rate		3.70%		3.70%	4.20%	4.25%
Health Care Cost Trend Rate Assumed for Next Fiscal Year		7.50%		7.50%	6.75%	6.10%	6.50%
Ultimate Health Care Cost Trend Rate		4.50%		4.50%	4.50%	4.50%
Year that Rate Reaches Ultimate Trend Rate				2030	2026	2026
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				4.00%	4.00%	4.00%
Defined Benefit Plan, Benefit Obligation, Benefits Paid				$ (15.7)	$ (15.7)
Other Postretirement Benefit Plans, Defined Benefit [Member] | Group Retiree Medical Insurance Contract [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			44.7	44.7
Fair Value of Plan Assets, Ending		$ 40.2		40.2	44.7
Other Postretirement Benefit Plans, Defined Benefit [Member] | U.S. Equity Mutual Funds Investment [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			8.1	8.1
Fair Value of Plan Assets, Ending		9.5		9.5	8.1
Other Postretirement Benefit Plans, Defined Benefit [Member] | Money market funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending					0.3
Other Postretirement Benefit Plans, Defined Benefit [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Ending		0.5		0.5
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			8.4	8.4
Fair Value of Plan Assets, Ending		10.0		10.0	8.4
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Group Retiree Medical Insurance Contract [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. Equity Mutual Funds Investment [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			8.1	8.1
Fair Value of Plan Assets, Ending		9.5		9.5	8.1
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending					0.3
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Ending		0.5		0.5
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			44.7	44.7
Fair Value of Plan Assets, Ending		40.2		40.2	44.7
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Group Retiree Medical Insurance Contract [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			44.7	44.7
Fair Value of Plan Assets, Ending		40.2		40.2	44.7
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. Equity Mutual Funds Investment [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending					0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Ending		0.0		0.0
OKLAHOMA | Other Postretirement Benefit Plans, Defined Benefit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additional Postretirement Medical Expense to Meet State Requirements				6.2	7.9	$ 5.8
Equity Funds [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[3]		23.8	23.8
Fair Value of Plan Assets, Ending	[3]	29.9		29.9	23.8
Equity Funds [Member] | Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[3]		0.0	0.0
Fair Value of Plan Assets, Ending	[3]	0.0		0.0	0.0
Equity Funds [Member] | Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[3]		$ 0.0	0.0
Fair Value of Plan Assets, Ending	[3]	$ 0.0		$ 0.0	$ 0.0
Minimum [Member] | Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.35
Minimum [Member] | Domestic Mid-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.05
Minimum [Member] | Domestic Small-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.05
Minimum [Member] | International Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.1
Maximum [Member] | Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.6
Maximum [Member] | Domestic Mid-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.25
Maximum [Member] | Domestic Small-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.3
Maximum [Member] | International Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.3

[1]	Unamortized prior service cost is amortized on a straight-line basis over the average remaining service period to the first eligibility age of participants who are expected to receive a benefit and are active at the date of the plan amendment.
[2]	In addition to the $32.9 million, $22.5 million and $40.2 million of net periodic benefit cost recognized in 2017, 2016 and 2015, respectively, OG&E recognized the following: •a change in pension expense in 2017, 2016 and 2015 of $(2.3) million, $9.9 million and $(3.1) million, respectively, to maintain the allowable amount to be recovered for pension expense in the Oklahoma jurisdiction, which are included in the Pension tracker regulatory asset or liability (see Note 1); •an increase in postretirement medical expense in 2017, 2016 and 2015 of $6.2 million, $7.9 million and $5.8 million, respectively, to maintain the allowable amount to be recovered for postretirement medical expense in the Oklahoma jurisdiction which are included in the Pension tracker regulatory asset or liability (see Note 1); and •a deferral of pension expense in 2017, 2016 and 2015 of $1.1 million, $0.1 million and $1.9 million related to the Arkansas jurisdictional portion of the pension settlement charge of $15.3 million, $8.6 million and $21.7 million, respectively.
[3]	This category represents units of participation in a commingled fund that primarily invested in stocks of international companies and emerging markets.